General (Details) - ILS (₪) ₪ in Thousands	1 Months Ended	6 Months Ended
	Mar. 28, 2017	Jun. 30, 2022	Mar. 31, 2022	Mar. 23, 2022
Disclosure of detailed information about business combination [abstract]
Percentage of grant	20.00%
Budget utilized towards the construction of factory	₪ 20,000
Terms and conditions for receipt of the grant, description	The receipt of the Grant was subject to certain terms and conditions, including those outlined under the Israeli Encouragement of Capital Investment Law, 1959. The terms and conditions included, inter alia, the following: (a) at least 24% of the investments in the planned manufacturing facility's fixed assets would be financed by additional share capital; (b) the Company would maintain its intellectual property and manufacturing facility in Israel for a period of at least 10 years.
Agreement description		The ADS are restricted for a period of three years. The company evaluated the fair value of the license at $153. The fair value was calculated by an independent valuation, at a discount rate of 31% under the following principles:
Fair value of grants description			On May 31, 2022, the Company granted 15,500 RSUs to employees. The fair value of the grants was NIS 69,330 ($20,770) and the RSUs vest in three years.	On March 23, 2022, the Company granted 170,132 RSUs to officers and employees. The fair value of the grants was NIS 753,084 ($233,081) and the RSUs vest in three years.
Description of financial information		In the six months ended June 30, 2022, the Company incurred a loss of NIS 22,268 (6,362) and negative cash flows from operating activities of NIS 14,802 ($4,229), and it had an accumulated deficit of NIS 387,039 ($110,583) as of that date.